Basis of Presentation and Summary of Significant Accounting Policies - Summary Of Disclosure In Tabular Form Of Useful Lives Of Property Plant And Useful Lives (Detail)	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Leasehold Improvements [Member]
Office And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years